Income tax expense	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Income tax expense
Note 10. Income tax expense

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	(25,502)	(169,481)	(417,046)

Tax at the statutory tax rate of 30% (2023: 30%, 2022: 30%)	(7,650)	(50,844)	(125,114)

Tax effect amounts which are not deductible in calculating taxable income:
Non-deductible/non-allowable items	8,793	4,756	128,643

	1,143	(46,088)	3,529
Current year tax losses not recognized	1,207	28,349	534
Recognition of previously unrecognized tax losses	12	-	(1,019)
Derecognition of previously recognized tax losses	860	-	-
Difference in overseas tax rates	(315)	1,979	203
Current year temporary differences not recognized	535	-	-
Prior year tax over/(under) provisions	(296)	(212)	(523)
Deconsolidation of Non-recourse SPVs	-	18,362	-
Other	307	-	-

Income tax expense	3,453	2,390	2,724

	Consolidated
	Year ended 30 June 2024	Year ended 30 June 2023	Year ended 30 June 2022
	US$’000	US$’000	US$’000

Income tax expense
Current tax expense/(benefit)	1,709	(1,013)	672
Deferred tax expense	1,744	3,403	2,052

Income tax expense	3,453	2,390	2,724

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	US$’000	US$’000	US$’000
Unrecognized deferred tax assets
Available tax losses	155,608	136,849	19,268

Tax effect at the applicable tax rate for each jurisdiction	41,750	39,238	5,117

Deferred tax asset on tax losses recognized to the extent of taxable temporary differences	19,148	10,761	3,854
Deferred tax asset on losses not recognized	22,602	28,477	1,263
In addition to tax losses unrecognized, there are $123,987,000 of deductible temporary differences in relation to capital losses, capital raising costs and other temporary differences for which no deferred tax asset is recognized as at 30 June 2024. These tax losses can only be utilized against availability of future available profits. These tax losses are not expected to expire.
Recognized deferred tax assets and liabilities
The following are the deferred tax assets and liabilities recognized by the Group and movements during the years ended 30 June 2024 and 30 June 2023:

	Tax losses	Employee benefits	Property, plant and equipment	Unrealized foreign exchange losses	Capital raising costs	Other deferred tax assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Deferred tax assets
Movement in balances
As at 1 July 2022	3,854	113	15	725	4,627	1,222	10,556
(Charge)/credit to profit or loss	6,907	(381)	(15)	(691)	(666)	1,117	6,271
As at 30 June 2023	10,761	(268)	-	34	3,961	2,339	16,827
Offset against deferred tax liabilities							(16,819)
As at 30 June 2023							8

As at 1 July 2023	10,761	(268)	-	34	3,961	2,339	16,827
(Charge)/credit to profit or loss	8,391	152	-	702	(1,701)	1,654	9,198
(Charge)/credit to equity					-		-
As at 30 June 2024	19,152	(116)	-	736	2,260	3,993	26,025
Offset against deferred tax liabilities							(26,025)
As at 30 June 2024							-

	Property, plant and equipment	Unrealized foreign exchange gains	Other deferred tax liabilities	Total
	US$’000	US$’000	US$’000	US$’000
Deferred tax liabilities
Movement in balances
As at 1 July 2022	(4,692)	(3,471)	(347)	(8,510)
(Charge)/credit to profit or loss	(7,426)	(1,540)	(708)	(9,674)
As at 30 June 2023	(12,118)	(5,011)	(1,055)	(18,184)
Offset against deferred tax assets				16,819
As at 30 June 2023				(1,365)

As at 1 July 2023	(12,118)	(5,011)	(1,055)	(18,184)
(Charge)/credit to profit or loss	(12,455)	2,227	(738)	(10,966)
As at 30 June 2024	(24,573)	(2,784)	(1,793)	(29,150)
Offset against deferred tax assets				26,025
As at 30 June 2024				(3,125)